Delaware Investments(SM)
A member of Lincoln Financial Group(R)

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 2-57791
1940 Act File No. 811-2715

May 4, 2004

Filed via EDGAR (CIK #0000201670)
________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    File No. 2-57791
         DELAWARE GROUP STATE TAX-FREE INCOME TRUST
         DELAWARE TAX-FREE PENNSYLVANIA FUND
         _________________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 49, the most recent Post-Effective Amendment of Delaware Group State Tax-Free Income Trust. Post-Effective Amendment No. 49 was filed electronically with the Commission on April 30, 2004 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

David P. O'Connor
David P. O'Connor
Vice President/Associate General Counsel/
Assistant Secretary